As filed with the U.S. Securities and Exchange Commission on September 22, 2011

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612) 313-1341

Lee Greenhalgh, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

with a copy to:

Jon S. Rand, Esquire
Dechert LLP
1095 Avenue of the Americas

New York, NY 10036-6797
(212) 698-3634

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 under Rule 485(b) under the Securities Act of 1933 has duly caused this Post-Effective Amendment No. 44 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 22nd day of September, 2011.

RBC FUNDS TRUST
By:	/s/ Erik R. Preus
Erik R. Preus President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Erik R. Preus	Date: September 22, 2011
Erik R. Preus
President

/s/ Kathleen A. Hegna	Date: September 22, 2011
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
Erik R. Preus	John A. MacDonald

*	*
H. David Rybolt	James R. Seward

*
William B. Taylor

*By:	/s/ Erik R. Preus	Date: September 22, 2011
Erik R. Preus, attorney-in-fact

Index of Exhibits

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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